Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock Reserved For Future Issuance [Line Items]
Authorized for future awards under stock compensation plans	2,131,598	2,276,079	1,312,734
Total common stock reserved for future issuance	4,342,888	3,654,714	3,045,693
Stock options issued and outstanding	1,565,573	871,203
Warrants issued and outstanding
Common Stock Reserved For Future Issuance [Line Items]
Total common stock reserved for future issuance	71,257	71,257	71,257
Stock options issued and outstanding
Common Stock Reserved For Future Issuance [Line Items]
Stock options issued and outstanding	1,565,573	871,203	1,363,027
Employee Stock Purchase Plan
Common Stock Reserved For Future Issuance [Line Items]
Total common stock reserved for future issuance	574,460	436,175	298,675